Quarterly Holdings Report
for
Fidelity® Focused Stock Fund
January 31, 2024
TQG-NPRT1-0324
1.813068.119
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.6%
Entertainment - 0.7%
The Walt Disney Co.	229,000	21,995,450
Interactive Media & Services - 11.9%
Alphabet, Inc. Class A (a)	1,076,000	150,747,600
Meta Platforms, Inc. Class A	516,000	201,312,240
		352,059,840
TOTAL COMMUNICATION SERVICES		374,055,290
CONSUMER DISCRETIONARY - 8.9%
Automobile Components - 1.2%
Modine Manufacturing Co. (a)	517,136	35,728,926
Broadline Retail - 5.7%
Amazon.com, Inc. (a)	1,088,000	168,857,600
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	72,232	54,443,425
lululemon athletica, Inc. (a)	10,900	4,946,638
		59,390,063
TOTAL CONSUMER DISCRETIONARY		263,976,589
CONSUMER STAPLES - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Costco Wholesale Corp.	46,000	31,964,480
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
PrairieSky Royalty Ltd. (b)	4,200,000	69,289,300
FINANCIALS - 17.4%
Banks - 4.3%
KeyCorp	1,570,000	22,812,100
PNC Financial Services Group, Inc.	693,000	104,788,530
		127,600,630
Capital Markets - 5.7%
Moody's Corp.	117,000	45,868,680
S&P Global, Inc.	277,294	124,324,765
		170,193,445
Financial Services - 7.0%
Fiserv, Inc. (a)	1,160,971	164,706,956
Jack Henry & Associates, Inc.	95,000	15,753,850
Visa, Inc. Class A	101,000	27,599,260
		208,060,066
Insurance - 0.4%
Arthur J. Gallagher & Co.	49,000	11,375,840
TOTAL FINANCIALS		517,229,981
HEALTH CARE - 7.3%
Biotechnology - 1.0%
Regeneron Pharmaceuticals, Inc. (a)	30,000	28,283,400
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	75,000	38,380,500
Pharmaceuticals - 5.0%
Eli Lilly & Co.	231,000	149,135,910
TOTAL HEALTH CARE		215,799,810
INDUSTRIALS - 20.4%
Electrical Equipment - 8.1%
Eaton Corp. PLC	629,000	154,784,320
Vertiv Holdings Co.	1,535,000	86,466,550
		241,250,870
Ground Transportation - 4.2%
CSX Corp.	2,337,000	83,430,900
Uber Technologies, Inc. (a)	513,000	33,483,510
XPO, Inc. (a)	105,000	8,971,200
		125,885,610
Machinery - 3.8%
Ingersoll Rand, Inc.	306,000	24,437,160
Parker Hannifin Corp.	191,000	88,719,500
		113,156,660
Professional Services - 1.8%
KBR, Inc.	1,007,000	52,474,770
Trading Companies & Distributors - 2.5%
United Rentals, Inc.	117,000	73,171,800
TOTAL INDUSTRIALS		605,939,710
INFORMATION TECHNOLOGY - 27.3%
Electronic Equipment, Instruments & Components - 3.4%
Jabil, Inc.	822,000	102,988,380
IT Services - 0.3%
Shopify, Inc. Class A (a)	116,000	9,286,385
Semiconductors & Semiconductor Equipment - 12.6%
Advanced Micro Devices, Inc. (a)	222,000	37,227,180
Micron Technology, Inc.	1,229,000	105,386,750
NVIDIA Corp.	377,000	231,956,790
		374,570,720
Software - 8.9%
Microsoft Corp.	663,000	263,595,541
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	339,000	62,511,600
TOTAL INFORMATION TECHNOLOGY		812,952,626
UTILITIES - 2.0%
Electric Utilities - 2.0%
Constellation Energy Corp.	481,000	58,682,000
TOTAL COMMON STOCKS (Cost $1,861,080,842)		2,949,889,786

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	26,346,163	26,351,432
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	1,002,994	1,003,094
TOTAL MONEY MARKET FUNDS (Cost $27,354,526)		27,354,526

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,888,435,368)	2,977,244,312
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,498,252)
NET ASSETS - 100.0%	2,971,746,060

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,986,187	132,561,339	115,196,094	144,534	-	-	26,351,432	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	4,045,434	425,600	3,467,940	454	-	-	1,003,094	0.0%
Total	13,031,621	132,986,939	118,664,034	144,988	-	-	27,354,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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